Property and Equipment, Net (Details)	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)
Property and Equipment, Net
Total		¥ 91,582,827		$ 14,079,860	¥ 91,871,081
Accumulated depreciation		(63,748,067)		(11,460,115)	(74,777,244)
Property and equipment, net		27,834,760		2,619,745	17,093,837
Depreciation expense	¥ 12,172,802	20,659,686	¥ 13,416,578
Leasehold improvements
Property and Equipment, Net
Total		58,136,435		9,031,853	58,932,840
Furniture, fixtures and equipment
Property and Equipment, Net
Total		29,744,931		4,480,733	29,236,780
Motor vehicles
Property and Equipment, Net
Total		¥ 3,701,461		$ 567,274	¥ 3,701,461